Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Equity

16. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares at no par value.

In January 2018, 79,834 and 8,333 ordinary shares were issued as a result of exercise of stock options granted to employees and consultants, respectively. As a result, the amount of approximately $626,000 and $24,000, previously charged to additional paid in capital in the periods services were provided were credited to ordinary shares, respectively.

In November 2018, the Company issued 166,667 ordinary shares to two individuals including Mr. Lin at a price of $9 per share for a total consideration of $1,500,000. The settlement price was negotiated and resembled the highest trading price of the Company’s stock on November 13, 2018.

In October 2019, the Company issued 40,000 restricted shares to a consultant as its service compensation for the service period from October 28, 2019 to October 27, 2020. The fair value of the 40,000 ordinary shares was approximately $110,000, which was determined by the market closing price on the grant date and a discount for lacking of market liquidity. The service compensation of approximately $110,000 is amortized over the service period.

In March 2020, the Company issued a total of 285,714 ordinary shares to certain individual investors at $2.1 per share, which generated approximately $576,000 net proceeds for the Company.

In the first half of 2020, the Company issued a total of 30,000 ordinary shares as compensation of investor relations service, fair value of which was approximately $144,000 which is amortized over the service period until July 21, 2020.

In April 2020, the Company issued 16,667 restricted shares of the ordinary shares to a consultant as its service compensation for the service period from April 2, 2020 to April 1, 2021. The fair value of the 16,667 ordinary shares was approximately $42,000, which is amortized over the service period.

In July 2020, the Company issued 42,000 ordinary shares to a consultant as its service compensation for the service period from July 20, 2020 to January 20, 2021. The fair value of the 42,000 ordinary shares was approximately $101,000, which is amortized over the service period

In July and September 2020, the Company issued an aggregate of 13,110 ordinary shares to an employee for the individual’s job performance. The fair value of the 13,110 ordinary shares was approximately $65,000, which was determined by the market closing price on the grant date.

In September, October, and December, the holders of the promissory note issued in September 2019, and March 2020 converted principal balance of the promissory notes and accrued interests to the Company’s ordinary shares in an aggregate of 1,066,845 shares with no par value of which 299,318 shares converted on December 30, 2020 were not issued until February 2021 (see Note 13). The total amount of principal and accrued interest converted into the ordinary shares as of December 31, 2020 was approximately $1.8 million.

In September 2020, the Company issued 16,220 restricted shares to a consultant as a part of finder fees for the financing services. The fair value of the 16,220 ordinary shares was approximately $41,000, which was determined by the market closing price on the grant date and a discount for lacking of market liquidity.

(b) Stock-based compensation

The following table provides the details of the approximate total share-based payments expense during the year ended December 31, 2020, 2019, and 2018:

	For the Year Ended
	December 31, 2020		December 31, 2019		December 31, 2018
Employees and directors share-based payments	$298,000	(a)(c)	$494,000	(c)	$585,000	(c)
Stock options issued for services	$89,000	(d)	$67,000	(d)	$44,000	(d)
Shares issued for services	$357,000	(a)	19,000	(a)	-
	$744,000		$580,000		$629,000

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to 833,334 million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

On May 27, 2016, the Company granted options to purchase an aggregate of 452,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $1.6 million at the date of the grant, which was fully amortized as of December 31, 2019. Approximately $365,000 and $407,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the years ended December 31, 2019 and 2018, respectively.

On May 17, 2017, the Company granted options to employees and directors to purchase an aggregate of 160,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.5 million at the date of the grant, which was fully vested and amortized as of December 31, 2020. Approximately $92,000, $129,000 and $178,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2020, 2019, and 2018, respectively.

On July 24, 2020, the Company granted options to employees and directors to purchase an aggregate of 333,348 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.3 million at the date of the grant, of which approximately $140,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the year ended December 31, 2020.

On July 31, 2020, the stock options granted to employees and directors in 2016 and 2017 were fully exercised on a cashless method, with 72,414 ordinary shares issued.

Stock option activity for the year ended December 31, 2020, 2019 and 2018 is summarized as follows:

			Weighted Average
			Remaining
		Weighted	Contractual	Aggregated
	Options	Average	Life	Intrinsic
	Outstanding *	Exercise Price*	(Year)	Value
Outstanding at January 1, 2018	486,333	$6.84	3.40	$996,860
Exercised	(133,800)	7.26	-	-
Canceled	(18,833)	$6.66	-	-
Outstanding at December 31, 2018	333,700	$6.66	2.40	$188,790
Exercised	-	-	-	-
Canceled	(36,800)	$6.90	-	-
Outstanding at December 31, 2019	296,900	$6.66	1.4	$-
Granted	333,348	2.4	-	-
Exercised	(294,733)	6.66	-	-
Canceled	(9,167)	$3.48	-	-
Outstanding at December 31, 2020	326,348	2.4	2.6	$143,587
Vested and expected to be vested as of December 31, 2020	310,017	2.4	2.6	136,407
Options exercisable as of December 31, 2020 (vested)	-	-	-	-

There were 333,348 stock options granted to employees during the years ended December 31, 2020. No options were granted to employees during the years ended December 31, 2019 and 2018. The total intrinsic value of stock options exercised during the years ended December 31, 2020 and 2018 was approximately $637,000 and $1,473,000, and there was no option exercised during the year ended December 31, 2019. The Company did not receive any proceeds related to the cashless exercise of stock options from employees for the years ended December 31, 2020, 2019 and 2018.

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options*	Fair Value*
Non-vested at January 1, 2020	41,650	$3.54
Granted	333,348	$1.01
Vested	(41,650)	$3.54
Canceled	(7,000)	$1.01
Non-vested at December 31, 2020	326,348	$1.01

As of December 31, 2020 and 2019, approximately $0.2 million and $0.1 million of total unrecognized compensation expense related to non-vested share options expected to be recognized over a weighted average remaining vesting period of approximately 0.3 year and 0.1 year respectively. The total fair value of options vested during the year ended December 31, 2020, 2019 and 2018 was approximately $0.1 million, $0.6 million and $0.6 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated; stock-based compensation related to these awards will be different from its expectations.

*On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan, for the year ended December 31, 2018, the Company issued 33,333 stock options to consultants with 20,833 options vested in 2018 and 12,500 options vested in 2019. The stock options issued to non-employees would be forfeited either three months after the expiration of the service agreement or upon the expiry of contractual life of the options. On February 20, 2019, the Company issued warrants to the Consultant to purchase 25,000 of the Company’s ordinary shares with exercise price at $6.60 per share, which was fully exercised in cashless for 6,250 ordinary shares on July 31, 2020. On April 2, 2020, the Company issued warrants to the Consultant to purchase 16,667 of the Company’s ordinary shares, no par value with an exercise price at $2.52 per share, which was fully exercised in cashless for 11,894 ordinary shares on July 31, 2020. In July 2020, the Company granted options to certain consultants to purchase an aggregate of 57,366 ordinary shares of the Company with an exercise price at $2.64 per share. The options were fully vested at the grant date as a rewarding for the past service of the consultants. Before the adoption of ASU2018-07, the fair value of the options and warrants issued to consultants was estimated on the measurement date using the Black-Scholes Merton valuation model, after the adoption on January 1, 2019, the fair value of the equity awards to consultants was measured on the grant date. The Company expensed to administrative expense approximately $89,000, $67,000 and $44,000 for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020, the exercise price for the stock options issued to non-employee for service was $2.64 and remaining life was 2.52 years. The stock options granted to non-employees were expired in three years after the grant date. The following table outlines the options outstanding and exercisable as of December 31, 2020:

	2020
	Number of
	Options
	Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
July 2020 stock options granted to certain consultants	57,366	$2.64	07/09/2023
Total	57,366